Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [Abstract]
Details of guarantees
(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Confirmed guarantees
Guarantee for loans	157,299	125,870
Acceptances	320,519	371,525
Guarantees in acceptances of imported goods	108,238	158,179
Other confirmed guarantees	6,288,965	6,452,791

Sub-total	6,875,021	7,108,365

Unconfirmed guarantees
Local letters of credit	383,117	305,057
Letters of credit	3,637,787	3,322,731
Other unconfirmed guarantees	505,689	669,677

Sub-total	4,526,593	4,297,465

Commercial paper purchase commitments and others	1,458,101	1,260,587

Total	12,859,715	12,666,417

Details of unused loan commitments and others
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Loan commitments	80,760,325	97,796,704
Other commitments	4,546,090	5,041,314

Litigation case [Table Text Block]
(3)	Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	December 31, 2017		December 31, 2018
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases(*)	83 cases	155 cases	77 cases	154 cases
Amount of litigation	413,267	244,767	494,645	246,826
Provisions for litigations		9,277		17,925

(*)	The numbers of lawsuits as of December 31, 2017 and 2018 do not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.